Lease financing (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Star Challenger [Member] | Kyowa Sansho Co. Ltd. [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date	July 10, 2019
Sale Leaseback Transaction, Lease Terms	eleven-year
Sale Leaseback Transaction, Gross Proceeds, Financing Activities	$ 15,000
Sale and Leaseback Transaction, Description	to pay the remaining amount under the then existing loan agreement
Star Fighter [Member] | Affiliate of Kyowa Sansho [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date	December 2018
Sale Leaseback Transaction, Lease Terms	ten years
Sale Leaseback Transaction, Gross Proceeds, Financing Activities	$ 16,125
Sale and Leaseback Transaction, Description	to pay the remaining amount under the then existing loan agreement
Vessel purchase price obligation	$ 2,450